Fair Value Measurements (Details) - Schedule of changes in the fair value of the warrant liability - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Schedule of changes in the fair value of the warrant liability [Abstract]
Fair value as of begining	$ 247,514
Initial valuation of warrant liability		270,307
Change in fair value	(92,746)	3,117
Fair value as of ending	$ 154,768	$ 273,424	$ 247,514